Note 7 Liquidity available by instrument (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BBVA SA [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	€ 48,271	€ 35,258	€ 39,330
BBVA SA [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	33,081	37,272	48,858
BBVA SA [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	3,450	5,234	5,119
BBVA SA [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	3,471	9,492	6,080
BBVA SA [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	22,708	27,870	20,174
BBVA SA [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
BBVA SA [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	110,981	115,127	119,560
BBVA Mexico [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	12,865	12,146	8,930
BBVA Mexico [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	13,974	13,881	9,205
BBVA Mexico [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	47	74	106
BBVA Mexico [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	35	28	11
BBVA Mexico [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	467	343	421
BBVA Mexico [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
BBVA Mexico [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	27,388	26,472	18,672
Garanti BBVA group [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	6,731	8,179	6,153
Garanti BBVA group [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	9,165	5,549	7,019
Garanti BBVA group [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	285	722	701
Garanti BBVA group [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	16,181	14,449	13,873
Other LMU [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	5,265	6,469	6,831
Other LMU [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	7,836	6,036	6,237
Other LMU [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Other LMU [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	1	2	0
Other LMU [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	1,035	934	745
Other LMU [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Other LMU [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	€ 14,136	€ 13,440	€ 13,814